Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Share-Based Compensation

Stock Option Plan

The Company had a stock option plan (the "Plan") which authorized the grant of nonqualified stock options to the Company's independent directors, officers, advisors, consultants and other personnel, subject to the absolute discretion of the board of directors and the applicable limitations of the Plan. The exercise price for all stock options granted under the Plan was fixed at $10.00 per share until the termination of the IPO, and thereafter the exercise price for stock options granted to the independent directors was equal to the fair market value of a share on the last business day preceding the annual meeting of stockholders. A total of 0.5 million shares had been authorized and reserved for issuance under the Plan. As of December 31, 2012 and 2011, no stock options were issued under the Plan. The Plan was terminated during February 2013.

Restricted Share Plan

The Company had an employee and director incentive restricted share plan (the "RSP"), which provided for the automatic grant of 3,000 restricted shares of common stock to each of the independent directors, without any further action by the Company's board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder's meeting thereafter. Restricted stock issued to independent directors vests over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum. The RSP provided the Company with the ability to grant awards of restricted shares to the Company's directors, officers and employees (if the Company ever had employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to entities that provide services to the Company. The fair market value of any shares of restricted stock granted under the RSP, together with the total amount of acquisition fees, acquisition expense reimbursements, asset management fees, financing coordination fees, disposition fees and subordinated distributions by the operating partnership payable to the Advisor (or its assignees), shall not exceed (a) 6.0% of all properties' aggregate gross contract purchase price, (b) as determined annually, the greater, in the aggregate, of 2.0% of average invested assets and 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period, (c) disposition fees, if any, of up to 3.0% of the contract sales price of all properties that we sell and (d) 15.0% of remaining net sales proceeds after return of capital contributions plus payment to investors of a 6.0% cumulative, pre-tax, non-compounded return on the capital contributed by investors. Additionally, the total number of shares of common stock granted under the RSP will not exceed 5.0% of the Company's authorized shares of common stock on a fully diluted basis at any time.

Restricted share awards entitled the recipient to receive shares of common stock from the Company under terms that provided for vesting over a specified period of time or upon attainment of pre-established performance objectives. Such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient's employment or other relationship with the Company. Restricted shares may not, in general, be sold or otherwise transferred until the restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in shares of common stock shall be subject to the same restrictions as the underlying restricted shares. The following table reflects restricted share award activity for the years ended December 31, 2012 and 2011:

	Number of Common Shares		Weighted-Average Issue Price
Unvested, January 1, 2011	—	—	$—
Granted	6,000	0.01	10.00
Unvested, December 31, 2011	6,000		10.00
Granted	15,000		9.40
Vested	(600)		10.00
Forfeitures	(3,000)		10.00
Unvested, December 31, 2012	17,400		$9.48

The fair value of the shares, which was based on the IPO price, is being expensed over the vesting period of five years. Adjusted for the timing of board member resignations, compensation expense related to restricted stock was $21,000 and $9,000 during the years ended December 31, 2012 and 2011, respectively. There were no restricted shares issued during the period from October 15, 2010 (date of inception) through December 31, 2010. Upon consummation of the Merger, the vesting of certain shares of Company restricted stock was accelerated. The RSP was terminated during February 2013.

Other Share-Based Compensation

The Company issued common stock in lieu of cash to pay fees earned by the Company's directors, at the respective directors election. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,639	3,750
Value of shares issued in lieu of cash (in thousands)	$33	$34

Share-Based Compensation
The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,639	3,750
Value of shares issued in lieu of cash (in thousands)	$33	$34